UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 8/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Franklin Templeton SMACS: Series E
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Franklin Templeton SMACS: Series E for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series E1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Franklin Templeton SMACS: Series E returned 17.78%. The Fund compares its performance to the MSCI USA High Dividend Yield Index, which returned 19.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Financials, information technology (IT), and consumer staples sectors led absolute returns.
↑	Citigroup and US Bancorp added value within the financials sector, while Oracle contributed within IT.
↑	Overweight allocation to the financials sector assisted relative returns, as did an underweight allocation and selection within the consumer staples and health care sectors.

Top detractors from performance:
↓
In terms of individual issuers, Bristol-Myers Squibb hindered performance within the health care sector. Intel and Albemarle detracted from performance within the IT and materials sectors, respectively.

↓	Relative returns were weakened by selection within the IT and industrials sectors, as well as an overweight allocation to materials.
↓	No sectors detracted from absolute returns.
Use of derivatives and the impact on performance:
The Fund used equity-linked notes (ELNs) and equity call options. ELNs contributed to Fund performance during the period, while equity calls were a slight detractor.
Franklin Templeton SMACS: Series E	PAGE 1	3001-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Franklin Templeton SMACS: Series E 6/3/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series E	17.78	11.79	12.72
Russell 3000 Index	26.14	15.19	15.84
MSCI USA High Dividend Yield Index	19.47	9.74	10.37
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$217,931,584
Total Number of Portfolio Holdings*	117
Total Management Fee Paid	$0
Portfolio Turnover Rate	93.40%
*	Does not include derivatives, except purchased options, if any.
Franklin Templeton SMACS: Series E	PAGE 2	3001-ATSR-1024

WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
The Fund’s disclosure was revised to reflect that the Fund may invest up to 10% of its assets in corporate debt securities.
Consequently, credit risk, high-yield debt securities risk, interest rate risk and prepayment risk were added as additional risks for the Fund.
This is a summary of changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025,
at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or    prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series E	PAGE 3	3001-ATSR-1024

Franklin Templeton SMACS: Series I
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Franklin Templeton SMACS: Series I for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series I1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Franklin Templeton SMACS: Series I returned 12.71%. The Fund compares its performance to the Bloomberg High Yield Very Liquid Index and the 50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index, which returned 12.54% and 10.93%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Health care, consumer discretionary, and industrials sectors led returns during the period.
↑	Community Health Systems and Tenet Healthcare contributed within health care, while Ford Motor added value within the consumer discretionary sector.
↑	Relative performance benefited from selection within the communication services, information technology, and industrials sectors.

Top detractors from performance:
↓
On an individual issuer basis, Ardagh and First Quantum Minerals hindered performance within the materials sector. At period-end, the Fund no longer held a position in First Quantum Minerals. Multiplan also detracted from returns within health care.

↓	Selection and an underweight allocation to the consumer discretionary sector weakened relative returns, as did an overweight allocation to the materials sector.
↓	No sectors detracted materially from returns during the period.
Use of derivatives and the impact on performance:
The Fund used equity linked notes (ELNs) and U.S. Treasury (UST) futures. ELNs contributed to Fund performance, while UST futures detracted.
Franklin Templeton SMACS: Series I	PAGE 1	3003-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Franklin Templeton SMACS: Series I 6/3/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series I	12.71	3.28	3.56
Bloomberg U.S. Aggregate Index	7.30	-0.04	0.67
Bloomberg High Yield Very Liquid Index	12.54	3.91	4.45
50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index	10.93	2.33	3.14
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$373,874,306
Total Number of Portfolio Holdings*	152
Total Management Fee Paid	$0
Portfolio Turnover Rate	16.69%
*	Does not include derivatives, except purchased options, if any.
Franklin Templeton SMACS: Series I	PAGE 2	3003-ATSR-1024

WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series I	PAGE 3	3003-ATSR-1024

Franklin Templeton SMACS: Series CH
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Franklin Templeton SMACS: Series CH for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series CH1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Franklin Templeton SMACS: Series CH returned 10.75%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 5.63% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Fund outperformed its benchmark primarily due to its tilt toward lower-rated or non-rated securities, exposure to special assessment, multi-family housing and continuing care retirement center bonds.

↑	While overall duration positioning hurt returns, as noted below, an overweight to bonds with five years to maturity lifted results.

Top detractors from performance:
↓	Overall yield curve positioning detracted from returns, primarily driven by an underweight to bonds with 30 years to maturity as yields declined across the curve.
↓	Holdings of workforce housing-, special tax- and airport-related securities curbed relative results.
Franklin Templeton SMACS: Series CH	PAGE 1	3000-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Franklin Templeton SMACS: Series CH 6/3/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series CH	10.75	1.62	2.13
Bloomberg Municipal Bond Index	6.09	1.02	1.49
Bloomberg Municipal Bond California Exempt Index	5.63	0.96	1.44
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$22,909,504
Total Number of Portfolio Holdings*	50
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.97%
*	Does not include derivatives, except purchased options, if any.
Franklin Templeton SMACS: Series CH	PAGE 2	3000-ATSR-1024

WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series CH	PAGE 3	3000-ATSR-1024

Franklin Templeton SMACS: Series H
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Franklin Templeton SMACS: Series H for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series H1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024. Franklin Templeton SMACS: Series H returned 11.79%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 6.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Fund outperformed its benchmark, aided by its exposure to bonds with no external credit rating and BBB rated securities. Positions in continuing care retirement center- and hospital-related issues benefited relative returns, as did holdings of refunded securities.

↑	Yield curve positioning supported relative returns, helped by an overweight to bonds with 10 or more years to maturity as muni yields decline across the curve.

Top detractors from performance:
↓	The Fund’s positions in the special assessment and tobacco sectors detracted from relative performance.
↓	While duration positioning overall was accretive to returns, an underweight to bonds with two to five years to maturity was a drag on results.
Franklin Templeton SMACS: Series H	PAGE 1	3002-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Franklin Templeton SMACS: Series H 6/3/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series H	11.79	2.39	2.54
Bloomberg Municipal Bond Index	6.09	1.02	1.49
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$12,653,060
Total Number of Portfolio Holdings*	90
Total Management Fee Paid	$0
Portfolio Turnover Rate	42.17%
*	Does not include derivatives, except purchased options, if any.
Franklin Templeton SMACS: Series H	PAGE 2	3002-ATSR-1024

WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
The Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of a change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025,
at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or    prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series H	PAGE 3	3002-ATSR-1024

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi, and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $132,272 for the fiscal year ended August 31, 2024, and $122,833 for the fiscal year ended August 31, 2023.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended August 31, 2024, and $70,000 for the fiscal year ended August 31, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended August 31, 2024, and $160 for the fiscal year ended August 31, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $163,638 for the fiscal year ended August 31, 2024 and $94,715 for the fiscal year ended August 31, 2023. The services for which these fees were paid included professional fees in connection with SOC 1 reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for accounting and business knowledge platform Viewpoint and professional fees relating to security counts.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $303,638 for the fiscal year ended August 31, 2024, and $164,875 for the fiscal year ended August 31, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
Strategic Series
Financial Statements and Other Important Information
Annual | August 31, 2024
Franklin Templeton SMACS: Series CH
Franklin Templeton SMACS: Series E
Franklin Templeton SMACS: Series H
Franklin Templeton SMACS: Series I

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 26
Notes to Financial Statements 30
Report of Independent Registered Public Accounting Firm 44
Tax Information 45
Changes In and Disagreements with Accountants 46
Results of Meeting(s) of Shareholders 46
Remuneration Paid to Directors, Officers and Others 46
Board Approval of Management and Subadvisory Agreements 46

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series CH
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.52 $8.85 $10.51 $9.82 $10.26
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.39 0.36 0.35 0.33
Net realized and unrealized gains (losses) ........... 0.43 (0.32) (1.66) 0.69 (0.31)
Total from investment operations .................... 0.88 0.07 (1.30) 1.04 0.02
Less distributions from:
Net investment income .......................... (0.44) (0.40) (0.36) (0.35) (0.33)
Net realized gains ............................. — — — — (0.13)
Total distributions ............................... (0.44) (0.40) (0.36) (0.35) (0.46)
Net asset value, end of year ....................... $8.96 $8.52 $8.85 $10.51 $9.82
Total return .................................... 10.75% 0.85% (12.61)% 10.75% 0.25%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.50% 2.48% 2.37% 3.11% 4.23%
Expenses net of waiver and payments by affiliates
c
...... —% —% —% —% —%
Net investment income ........................... 5.27% 4.56% 3.71% 3.44% 3.38%
Supplemental data
Net assets, end of year (000’s) ..................... $22,910 $3,898 $2,957 $3,512 $2,986
Portfolio turnover rate ............................ 38.97% 45.25% 5.65% 2.74% 51.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2024
Franklin Templeton SMACS: Series CH
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 1.0%
Diversified Consumer Services 1.0%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
$ 250,000 $ 231,581
Total Corporate Bonds (Cost $ 228,097 ) ........................................
231,581
Municipal Bonds 97.9%
California 96.8%
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 22-1 , Special Tax , 2023 , 5% , 9/01/53 ................................ 125,000 129,212
Beaumont Unified School District , Community Facilities District No. 2020-1
Improvement Area No. 2 , Special Tax , 2023 , 5% , 9/01/53 .................... 150,000 155,054
a
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 1,000,000 1,073,404
b
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 1,200,000 1,038,432
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 300,000 181,859
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 1,000,000 760,397
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , Zero Cpn., 8/01/65 1,250,000 53,349
California Educational Facilities Authority , St. Mary's College of California , Revenue ,
2023 A , Refunding , 5.5% , 10/01/53 .................................... 1,000,000 1,068,154
California Health Facilities Financing Authority , Episcopal Communities & Services for
Seniors Obligated Group , Revenue , 2024 B , 5.25% , 11/15/53 ................. 200,000 212,367
a ,b
California Infrastructure & Economic Development Bank , DesertXpress Enterprises
LLC , Revenue , 144A, 2020 A-4 , Mandatory Put , 8% , 8/15/25 ................. 200,000 201,915
California Municipal Finance Authority ,
BOLD Program , Special Tax , 2022 B , Refunding , 6% , 9/01/52 ................ 150,000 162,131
BOLD Program , Special Tax , 2022 C , 6.25% , 9/01/52 ....................... 150,000 162,521
BOLD Program , Special Tax , 2022 D , 6.125% , 9/01/52 ...................... 150,000 161,699
BOLD Program , Special Tax , 2023 A , 5.5% , 9/01/53 ........................ 100,000 107,379
BOLD Program , Special Tax , 2023 C , 5.25% , 9/01/53 ....................... 1,000,000 1,055,456
BOLD Program , Special Tax , 2024 A , 5% , 9/01/48 ......................... 100,000 102,882
b
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . 125,000 123,586
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 150,000 160,876
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ 1,000,000 1,090,967
b
IH Parkside Fairfield LLC , Revenue , 144A, 2023 B , Zero Cpn., 9/01/43 .......... 250,000 179,447
b
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.75% , 5/01/54 . 200,000 208,279
b
Westside Neighborhood School , Revenue , 144A, 2024 , 6.375% , 6/15/64 ........ 250,000 270,864
b ,c ,d
California Pollution Control Financing Authority , Rialto Bioenergy Facility LLC ,
Revenue , 144A, 2018 , 7.5% , 12/01/40 .................................. 75,000 14,263
b
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/46 ................................. 1,250,000 1,190,334
b
California School Finance Authority , Orange County Educational Arts Academy ,
Revenue , 144A, 2023 A , Refunding , 5.875% , 6/01/53 ....................... 100,000 102,831
California Statewide Communities Development Authority ,
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 100,000 105,853
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 150,000 156,925
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 150,000 155,232
Community Facilities District No. 2022-07 Improvement Area No. 1 , Special Tax ,
2023 , 5% , 9/01/53 ................................................ 150,000 156,132
e
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/54 ........ 100,000 102,022
Community Infrastructure Program Assessment District No. 20-02 , Special
Assessment , 2023 , 5.75% , 9/02/53 ................................... 1,000,000 1,061,725
b
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 250,000 252,872
b
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 100,000 101,653
b
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 200,000 203,049

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CH
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Chino Community Facilities District , Community Facilities District No. 2021-1 , Special
Tax , 2023 , 5.625% , 9/01/53 .......................................... $ 1,000,000 $ 1,081,308
b
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area 2 , Special Tax , 144A,
2023 A , 5.25% , 9/01/48 ............................................ 965,000 1,019,876
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.75% , 9/01/53 1,500,000 1,625,918
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 5 ,
Special Tax , 2023 , 5.375% , 9/01/51 .................................... 1,250,000 1,311,361
City of Lake Elsinore , Community Facilities District No. 2006-8 , Special Tax , 2023 , 5% ,
9/01/53 ......................................................... 150,000 155,054
City of Rancho Cordova , Arista Del Sol Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5.375% , 9/01/53 ................. 200,000 211,729
b
CSCDA Community Improvement Authority ,
CTR City Anaheim , Revenue , 144A, 2020 A , 5% , 1/01/54 .................... 400,000 359,249
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 140,000 109,091
Galt Community Facilities District , City of Galt Community Facilities District No. 2020-2
Improvement Area No. 1 , Special Tax , 2023 A , 6% , 9/01/53 .................. 1,500,000 1,618,180
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 100,000 103,868
Orange County Community Facilities District , Community Facilities District No. 2023-1 ,
Special Tax , 2023 A , 5.5% , 8/15/53 .................................... 1,000,000 1,077,906
River Islands Public Financing Authority , Community Facilities District 2023-1 Area No.
1 , Special Tax , 2023 , 5.625% , 9/01/53 .................................. 1,000,000 1,065,430
Washington Township Health Care District , Revenue , 2023 A , 5.75% , 7/01/48 ......
150,000 164,959
22,167,050
Florida 0.5%
a ,b
Florida Development Finance Corp. , AAF Operations Holdings LLC , Revenue , 144A,
2024 , Refunding , Mandatory Put , 12% , 7/15/28 ........................... 100,000 106,751
U.S. Territories 0.6%
Puerto Rico 0.6%
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
146,877 143,205
Total Municipal Bonds (Cost $ 20,862,702 ) ......................................
22,417,006
Total Long Term Investments (Cost $ 21,090,799 ) ................................
22,648,587
a
a a a a
a
Total Investments (Cost $ 21,090,799 ) 98.9% ....................................
$22,648,587
Other Assets, less Liabilities 1.1% .............................................
260,917
Net Assets 100.0% ...........................................................
$22,909,504
See A bbreviations on page 43 .
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $8,104,015, representing 35.4% of net assets.
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series E
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.56 $11.29 $12.77 $10.15 $10.69
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.42 0.37 0.35 0.36
Net realized and unrealized gains (losses) ........... 1.60 0.75 (0.31) 2.72 (0.19)
Total from investment operations .................... 1.97 1.17 0.06 3.07 0.17
Less distributions from:
Net investment income .......................... (0.76) (0.72) (0.83) (0.45) (0.49)
Net realized gains ............................. — (0.18) (0.71) — (0.22)
Tax return of capital ............................ — (—)
c
— — —
Total distributions ............................... (0.76) (0.90) (1.54) (0.45) (0.71)
Net asset value, end of year ....................... $12.77 $11.56 $11.29 $12.77 $10.15
Total return .................................... 17.78% 10.81% 0.38% 30.95% 1.77%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.10% 0.27% 1.36% 2.19% 2.85%
Expenses net of waiver and payments by affiliates ....... —% —%
d
—% —%
d
—%
d
Net investment income ........................... 3.12% 3.70% 3.11% 3.05% 3.48%
Supplemental data
Net assets, end of year (000’s) ..................... $217,932 $61,992 $12,863 $5,155 $3,847
Portfolio turnover rate ............................ 93.40% 123.80% 117.70% 49.90% 58.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2024
Franklin Templeton SMACS: Series E
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 48.6%
Aerospace & Defense 1.4%
Lockheed Martin Corp. ............................... United States 2,500 $ 1,420,250
Northrop Grumman Corp. ............................. United States 2,000 1,046,420
RTX Corp. ........................................ United States 3,998 493,113
2,959,783
Air Freight & Logistics 0.6%
United Parcel Service, Inc., B .......................... United States 10,000 1,285,500
Banks 3.1%
Fifth Third Bancorp .................................. United States 27,000 1,152,630
Truist Financial Corp. ................................ United States 45,000 2,000,700
US Bancorp ....................................... United States 76,480 3,612,150
6,765,480
Beverages 3.3%
Coca-Cola Co. (The) ................................. United States 65,000 4,710,550
PepsiCo, Inc. ...................................... United States 15,000 2,593,200
7,303,750
Biotechnology 3.9%
AbbVie, Inc. ....................................... United States 35,000 6,870,850
Amgen, Inc. ....................................... United States 5,000 1,669,150
8,540,000
Building Products 0.7%
Johnson Controls International plc ....................... United States 20,000 1,457,000
Chemicals 3.5%
Air Products and Chemicals, Inc. ........................ United States 25,000 6,971,250
LyondellBasell Industries NV, A ......................... United States 7,000 690,900
7,662,150
Communications Equipment 1.2%
Cisco Systems, Inc. ................................. United States 53,000 2,678,620
Electric Utilities 2.7%
American Electric Power Co., Inc. ....................... United States 35,000 3,509,800
Xcel Energy, Inc. .................................... United States 40,000 2,449,200
5,959,000
Health Care Equipment & Supplies 2.0%
Abbott Laboratories .................................. United States 20,000 2,265,400
Medtronic plc ...................................... United States 22,740 2,014,309
4,279,709
Health Care Providers & Services 0.7%
CVS Health Corp. ................................... United States 25,000 1,431,000
Hotels, Restaurants & Leisure 1.1%
McDonald's Corp. ................................... United States 8,000 2,309,280
Household Products 1.2%
Procter & Gamble Co. (The) ........................... United States 15,000 2,573,100
Industrial Conglomerates 0.5%
Honeywell International, Inc. ........................... United States 5,100 1,060,341
IT Services 0.9%
a
International Business Machines Corp. ................... United States 10,000 2,021,300
Machinery 1.0%
Caterpillar, Inc. ..................................... United States 6,000 2,136,600

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining 2.1%
Fortescue Ltd. ...................................... Australia 175,000 $ 2,155,591
Fortescue Ltd., ADR ................................. Australia 45,000 1,111,050
Freeport-McMoRan, Inc. .............................. United States 30,000 1,328,400
4,595,041
Oil, Gas & Consumable Fuels 5.6%
Chevron Corp. ..................................... United States 15,000 2,219,250
ConocoPhillips ..................................... United States 48,000 5,461,920
Shell plc, ADR ...................................... United States 30,000 2,149,800
TotalEnergies SE, ADR ............................... France 35,000 2,415,000
12,245,970
Pharmaceuticals 4.0%
Merck & Co., Inc. ................................... United States 45,000 5,330,250
Pfizer, Inc. ......................................... United States 115,000 3,336,150
8,666,400
Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc. ................................. United States 15,000 3,522,600
Broadcom, Inc. ..................................... United States 20,000 3,256,400
Microchip Technology, Inc. ............................ United States 15,000 1,232,400
8,011,400
Software 1.6%
Oracle Corp. ....................................... United States 25,000 3,532,250
Specialty Retail 1.8%
Home Depot, Inc. (The) ............................... United States 10,899 4,016,282
Tobacco 2.0%
Philip Morris International, Inc. ......................... United States 35,000 4,315,150
Total Common Stocks (Cost $91,614,995) ....................................
105,805,106
b
Equity-Linked Securities 43.5%
Aerospace & Defense 1.8%
c
Barclays Bank plc into Northrop Grumman Corp., 144A, 7%,
11/08/24 ........................................ United States 1,800 942,941
c
BNP Paribas Issuance BV into Northrop Grumman Corp., 144A,
7.5%, 9/10/24 .................................... United States 2,000 882,825
c
Merrill Lynch International & Co. CV into RTX Corp., 144A, 7.5%,
10/02/24 ........................................ United States 12,000 1,037,237
c
Wells Fargo Bank NA into Boeing Co. (The), 144A, 9%, 6/17/25 United States 6,300 1,119,112
3,982,115
Air Freight & Logistics 0.3%
c
J.P. Morgan Structured Products BV into United Parcel Service,
Inc., 144A, 9%, 10/22/24 ............................ United States 5,500 728,233
Banks 2.3%
c
BNP Paribas Issuance BV into Bank of America Corp., 144A,
8.5%, 2/26/25 .................................... United States 35,000 1,274,466
c
JPMorgan Chase Bank NA into Truist Financial Corp., 144A,
9.5%, 3/02/26 .................................... United States 12,000 525,827
c
Merrill Lynch International & Co. CV into Fifth Third Bancorp,
144A, 10%, 3/10/25 ................................ United States 12,000 465,307
c
Royal Bank of Canada into Citigroup, Inc., 144A, 8.5%, 8/27/25 . United States 13,000 801,698
c
Royal Bank of Canada into Truist Financial Corp., 144A, 8.5%,
8/04/25 ......................................... United States 24,000 1,061,841

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Banks (continued)
c
Wells Fargo Bank NA into Citigroup, Inc., 144A, 10%, 2/25/25 .. United States 13,000 $ 772,880
4,902,019
Biotechnology 0.3%
c
Barclays Bank plc into Amgen, Inc., 144A, 8%, 9/20/24 ....... United States 2,100 617,139
Broadline Retail 0.6%
c
Goldman Sachs International Bank into Amazon.com, Inc., 144A,
9%, 11/20/24 ..................................... United States 10,000 1,318,705
Building Products 1.4%
c
J.P. Morgan Structured Products BV into Johnson Controls
International plc, 144A, 8%, 9/09/24 .................... United States 15,000 1,021,208
c
Wells Fargo Bank NA into Johnson Controls International plc,
144A, 9%, 12/10/24 ................................ United States 35,000 2,056,134
3,077,342
Capital Markets 1.5%
c
Goldman Sachs International Bank into Morgan Stanley, 144A,
9%, 12/24/24 ..................................... United States 2,300 227,130
c
Merrill Lynch International & Co. CV into Charles Schwab Corp.
(The), 144A, 9%, 2/25/25 ............................ United States 32,000 2,065,486
c
Merrill Lynch International & Co. CV into Morgan Stanley, 144A,
9%, 7/14/25 ...................................... United States 10,000 1,019,688
3,312,304
Chemicals 0.8%
c
Barclays Bank plc into Air Products and Chemicals, Inc., 144A,
8.5%, 3/10/25 .................................... United States 7,000 1,790,272
Communications Equipment 1.0%
c
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%,
9/17/25 ......................................... United States 15,000 755,427
c
UBS AG into Cisco Systems, Inc., 144A, 8%, 6/10/25 ........ United States 30,000 1,524,870
2,280,297
Consumer Staples Distribution & Retail 0.9%
c
Barclays Bank plc into Target Corp., 144A, 8.5%, 10/08/24 .... United States 5,800 855,443
c
UBS AG into Target Corp., 144A, 10%, 9/15/25 ............. United States 7,300 1,093,574
1,949,017
Containers & Packaging 1.2%
c
BNP Paribas SA into International Paper Co., 144A, 9%, 10/20/25 United States 26,000 1,270,286
c
Mizuho Markets Cayman LP into International Paper Co., 144A,
10%, 1/22/25 ..................................... United States 30,000 1,255,100
2,525,386
Electric Utilities 1.7%
c
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 9%,
4/08/25 ......................................... United States 24,000 1,688,193
c
Wells Fargo Bank NA into NextEra Energy, Inc., 144A, 8%,
5/20/25 ......................................... United States 25,000 1,907,728
3,595,921
Ground Transportation 0.2%
c
Merrill Lynch BV into Union Pacific Corp., 144A, 8%, 11/05/24 .. United States 1,800 427,434
Health Care Providers & Services 0.3%
c
Wells Fargo Bank NA into UnitedHealth Group, Inc., 144A, 7%,
7/14/25 ......................................... United States 1,300 686,123

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Hotels, Restaurants & Leisure 0.1%
c
Wells Fargo Bank NA into Starbucks Corp., 144A, 8%, 3/04/25 . United States 3,000 $ 287,453
Insurance 1.0%
c
BNP Paribas Issuance BV into MetLife, Inc., 144A, 9%, 10/23/24 United States 6,800 485,657
c
JPMorgan Chase Bank NA into MetLife, Inc., 144A, 8%, 3/25/25 United States 23,000 1,724,331
2,209,988
Interactive Media & Services 2.5%
c
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc., 144A,
8.5%, 8/20/25 .................................... United States 14,000 2,354,952
c
JPMorgan Chase Bank NA into Alphabet, Inc., 144A, 8%, 3/18/25 United States 15,000 2,209,383
c
JPMorgan Chase Bank NA into Alphabet, Inc., 144A, 8%, 3/28/25 United States 6,000 924,769
5,489,104
IT Services 1.6%
c
Barclays Bank plc into International Business Machines Corp.,
144A, 8.5%, 6/09/25 ............................... United States 9,500 1,815,790
c
UBS AG into International Business Machines Corp., 144A, 8%,
8/27/25 ......................................... United States 8,000 1,587,132
3,402,922
Media 1.9%
c
BNP Paribas Issuance BV into Comcast Corp., 144A, 8%, 1/15/25 United States 32,000 1,291,839
c
J.P. Morgan Structured Products BV into Comcast Corp., 144A,
8%, 9/12/24 ...................................... United States 3,000 121,480
c
JPMorgan Chase Bank NA into Comcast Corp., 144A, 8.5%,
9/02/25 ......................................... United States 70,000 2,767,252
4,180,571
Metals & Mining 4.2%
c
BNP Paribas Issuance BV into Freeport-McMoRan, Inc., 144A,
10%, 8/12/25 ..................................... United States 52,600 2,354,745
c
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc., 144A, 10%, 5/20/25 ............................ United States 29,000 1,341,074
c
Mizuho Markets Cayman LP into Barrick Gold Corp., 144A, 9%,
7/01/25 ......................................... Canada 55,000 1,018,890
c
Mizuho Markets Cayman LP into Barrick Gold Corp., 144A, 10%,
8/21/25 ......................................... Canada 50,000 989,181
c
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc., 144A,
11%, 12/10/24 .................................... United States 9,600 414,532
c
Royal Bank of Canada into Freeport-McMoRan, Inc., 144A, 10%,
7/08/25 ......................................... United States 13,700 639,524
c
UBS AG into Newmont Corp., 144A, 11%, 1/16/25 ........... United States 50,000 2,298,852
9,056,798
Multi-Utilities 0.7%
c
Wells Fargo Bank NA into Dominion Energy, Inc., 144A, 9%,
1/10/25 ......................................... United States 26,000 1,429,856
Oil, Gas & Consumable Fuels 4.2%
c
BNP Paribas Issuance BV into BP plc, 144A, 8.5%, 5/15/25 .... United States 48,000 1,667,767
c
BNP Paribas Issuance BV into Exxon Mobil Corp., 144A, 8.5%,
4/01/25 ......................................... United States 9,000 1,060,239
c
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9%, 3/12/25 ................................. United States 19,000 2,137,996
c
J.P. Morgan Structured Products BV into Exxon Mobil Corp.,
144A, 9%, 9/24/24 ................................. United States 2,300 276,389
c
Royal Bank of Canada into Shell plc, 144A, 8%, 4/28/25 ...... United States 55,000 4,019,703
9,162,094

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Pharmaceuticals 0.8%
c
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co., 144A,
9.5%, 5/08/25 .................................... United States 37,000 $ 1,834,515
Semiconductors & Semiconductor Equipment 6.9%
c
Citigroup Global Markets Holdings, Inc. into Analog Devices, Inc.,
144A, 9%, 7/08/25 ................................. United States 6,200 1,457,636
c
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A,
10%, 10/03/24 .................................... United States 1,600 36,758
c
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 9%, 11/10/25 ................................ United States 8,000 1,421,326
c
Mizuho Markets Cayman LP into Microchip Technology, Inc.,
144A, 10%, 11/12/24 ............................... United States 9,000 737,820
c
Mizuho Markets Cayman LP into Taiwan Semiconductor
Manufacturing Co. Ltd., 144A, 10%, 10/22/24 ............. Taiwan 9,000 898,254
c
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc.,
144A, 10%, 3/03/25 ................................ United States 11,500 958,178
c
National Bank of Canada into Broadcom, Inc., 144A, 11.5%,
5/13/25 ......................................... United States 3,000 4,083,159
c
Royal Bank of Canada into Microchip Technology, Inc., 144A,
10%, 4/01/25 ..................................... United States 16,000 1,373,354
c
Royal Bank of Canada into Texas Instruments, Inc., 144A, 8%,
6/11/25 ......................................... United States 8,000 1,703,526
c
UBS AG into Intel Corp., 144A, 10%, 7/29/25 ............... United States 32,000 787,831
c
Wells Fargo Bank NA into Broadcom, Inc., 144A, 9.5%, 8/20/25 . United States 10,000 1,613,675
15,071,517
Software 3.3%
c
Barclays Bank plc into Oracle Corp., 144A, 8.5%, 2/05/25 ..... United States 13,000 1,538,129
c
Merrill Lynch BV into Microsoft Corp, 144A, 7.5%, 10/06/25 .... United States 5,000 2,109,102
c
Mizuho Markets Cayman LP into Oracle Corp., 144A, 8.5%,
2/10/25 ......................................... United States 7,000 870,463
c
Societe Generale SA into Workday, Inc., 144A, 9%, 11/13/24 ... United States 7,400 1,813,937
c
UBS AG into Oracle Corp., 144A, 9%, 6/10/25 .............. United States 5,800 778,055
7,109,686
Technology Hardware, Storage & Peripherals 2.0%
c
Barclays Bank plc into Dell Technologies Inc, 144A, 12%, 9/03/25 United States 18,000 2,045,844
c
UBS AG into Apple, Inc., 144A, 7%, 4/02/25 ............... United States 12,635 2,418,063
4,463,907
Total Equity-Linked Securities (Cost $89,944,177) .............................
94,890,718
Convertible Preferred Stocks 5.8%
Chemicals 1.9%
Albemarle Corp., 7.25% .............................. United States 100,000 4,276,000
Electric Utilities 3.9%
NextEra Energy, Inc., 7.299% .......................... United States 160,000 8,468,800
Total Convertible Preferred Stocks (Cost $12,345,531) .........................
12,744,800
Principal
Amount
*
Corporate Bonds 1.5%
Tobacco 0.8%
BAT Capital Corp. , Senior Bond , 6.421% , 8/02/33 ...........
United Kingdom 1,500,000 1,627,338

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See A bbreviations on page 43 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 0.7%
c
United Rentals North America, Inc. , Senior Secured Note , 144A,
6% , 12/15/29 ..................................... United States 1,500,000 $ 1,535,292
Total Corporate Bonds (Cost $3,075,477) .....................................
3,162,630
Total Long Term Investments (Cost $196,980,180) .............................
216,603,254
a
Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.5%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 4.982% .. United States 1,129,213 1,129,213
Total Money Market Funds (Cost $1,129,213) .................................
1,129,213
Total Short Term Investments (Cost $1,129,213 ) ...............................
1,129,213
a
Total Investments (Cost $198,109,393) 99.9% .................................
$217,732,467
Options Written (0.1)%
(128,000)
Other Assets, less Liabilities 0.2% ...........................................
327,117
Net Assets 100.0% .........................................................
$217,931,584
a a a
Number of
Contracts
Notional
Amount
#
f
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
International Business Machines Corp., September Strike Price
$190.00, Expires 9/20/24 ............................ 100 2,021,300 (128,000)
(128,000)
Total Options Written (Premiums received $27,282) ...........................
$ (128,000)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is held in connection with written option contracts open at year end.
b
See Note 1(e) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $96,426,010, representing 44.2% of net assets.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(d) regarding written options.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series H
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.86 $9.03 $10.57 $9.75 $10.09
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.38 0.31 0.32 0.30
Net realized and unrealized gains (losses) ........... 0.53 (0.18) (1.54) 0.82 (0.34)
Total from investment operations .................... 1.01 0.20 (1.23) 1.14 (0.04)
Less distributions from:
Net investment income .......................... (0.46) (0.37) (0.31) (0.32) (0.30)
Net asset value, end of year ....................... $9.41 $8.86 $9.03 $10.57 $9.75
Total return .................................... 11.79% 2.36%
c
(11.82)%
c
11.88%
c
(0.28)%
c
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.85% 1.88% 2.51% 3.44% 3.91%
Expenses net of waiver and payments by affiliates ....... —%
d
—% —%
d
—%
d
—%
d
Net investment income ........................... 5.33% 4.34% 3.14% 3.16% 3.10%
Supplemental data
Net assets, end of year (000’s) ..................... $12,653 $10,059 $3,019 $3,187 $2,941
Portfolio turnover rate ............................ 42.17% 11.82% 6.89% 5.37% 4.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return excluding payments by Advisers for acquired fund fees and expenses is 2.25% for the year ended August 31, 2023, (11.90)% for the year ended August 31,
2022, 11.78% for the year ended August 31, 2021 and (0.38)% for the year ended August 31, 2020. See Note 3e.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2024
Franklin Templeton SMACS: Series H
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Management Investment Companies 3.3%
Capital Markets 3.3%
a
Franklin Dynamic Municipal Bond ETF ................................... 17,000 $ 421,260
Total Management Investment Companies (Cost $ 403,766 ) .......................
421,260
Principal
Amount
a a a a
Corporate Bonds 1.9%
Diversified Consumer Services 1.9%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
$ 250,000 231,581
Total Corporate Bonds (Cost $ 228,097 ) ........................................
231,581
Municipal Bonds 91.9%
Alabama 4.1%
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 300,000 306,537
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 150,000 127,653
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 100,000 84,137
518,327
Arizona 1.2%
b
Sierra Vista Industrial Development Authority , American Leadership Academy, Inc. ,
Revenue , 144A, 2023 , 5.75% , 6/15/58 .................................. 150,000 153,836
Arkansas 1.3%
Arkansas Development Finance Authority , United States Steel Corp. , Revenue , 2023 ,
5.7% , 5/01/53 .................................................... 150,000 160,058
California 10.0%
c
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 130,000 139,543
b
California Community Housing Agency ,
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 125,000 123,208
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 130,000 119,904
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 195,000 169,680
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 105,000 101,010
b
California Municipal Finance Authority , IH Parkside Fairfield LLC , Revenue , 144A, 2023
B , Zero Cpn., 9/01/43 ............................................... 150,000 107,668
b
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 100,000 84,921
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 125,000 111,349
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 100,000 84,596
b
CSCDA Community Improvement Authority ,
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 110,000 108,711
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 135,000 115,500
1,266,090
Colorado 0.7%
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2019 , Refunding , 4% , 1/01/38 ................................. 100,000 93,591

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 22.6%
Avenir Community Development District , Parcel A-18 , Special Assessment , 2024 A ,
6% , 5/01/55 ...................................................... $ 100,000 $ 101,898
b
Florida Development Finance Corp. ,
c
AAF Operations Holdings LLC , Revenue , 144A, 2024 , Refunding , Mandatory Put ,
12% , 7/15/28 ................................................... 100,000 106,750
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 100,000 75,117
Hammock Oaks Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.85% , 5/01/44 .................................... 125,000 127,980
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 87,867
Lakeside Preserve Community Development District , Special Assessment , 2023 ,
6.375% , 5/01/54 ................................................... 100,000 106,449
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... 100,000 102,198
North AR-1 Pasco Community Development District , Assessment Area 3 , Special
Assessment , 2023 , 6% , 5/01/54 ....................................... 100,000 103,688
North Loop Community Development District , Special Assessment , 2023 , 6.625% ,
5/01/54 ......................................................... 130,000 141,343
Palermo Community Development District , Special Assessment , 2023 , 5% , 6/15/43 ..
100,000 102,059
Palm Coast Park Community Development District , Special Assessment , 2023 , 5.6% ,
5/01/53 ......................................................... 100,000 103,255
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 100,000 101,443
Preserve at Savannah Lakes Community Development District , Assessment Area 1 ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 100,000 102,491
Prosperity Lakes Community Development District , Assessment Area 1 , Special
Assessment , 2023 , 6.125% , 12/15/53 ................................... 160,000 169,444
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 70,000 61,335
Ridge at Apopka Community Development District , Parcel 2 , Special Assessment ,
2023 , 5.75% , 5/01/53 ............................................... 100,000 102,666
River Hall Community Development District , Assessment Area 4 , Special Assessment ,
2023 A , 6.5% , 5/01/54 .............................................. 105,000 112,378
Savanna Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.5% , 6/15/54 ..................................... 135,000 135,844
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 100,000 102,735
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 155,000 164,597
b
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 100,000 103,295
Seminole Palms Community Development District , Special Assessment , 2023 , 5.5% ,
5/01/43 ......................................................... 100,000 103,686
Stonegate Preserve Community Development District , Special Assessment , 2023 ,
6.125% , 12/15/53 .................................................. 150,000 158,404
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 100,000 102,461
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 75,000 78,378
Westwood of Pasco Community Development District , Assessments , Special
Assessment , 2023 , 5.625% , 5/01/53 ................................... 100,000 103,207
2,860,968
Indiana 1.0%
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 110,000 121,661

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa 3.0%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Pre-Refunded , 5% , 12/01/50 .......... $ 235,000 $ 273,312
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 100,000 100,526
373,838
Louisiana 4.0%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 98,366
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 135,861
Louisiana Public Facilities Authority , Calcasieu Bridge Partners LLC , Revenue, Senior
Lien , 2024 , 5.5% , 9/01/59 ........................................... 255,000 275,557
509,784
Maryland 2.8%
Maryland Economic Development Corp. , Morgan View & Thurgood Marshall Student
Housing , Revenue , 2020 , 4.25% , 7/01/50 ................................ 170,000 161,215
b
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 190,000 194,799
356,014
Michigan 0.9%
City of Detroit , GO , 2023 C , 6% , 5/01/43 ..................................
100,000 115,567
Minnesota 0.8%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 102,650
Nevada 1.6%
Henderson Local Improvement Districts , Local Improvement District No. T-22 , Special
Assessment , 2023 , 5.25% , 3/01/53 .................................... 100,000 100,042
c
State of Nevada Department of Business & Industry , DesertXpress Enterprises LLC ,
Revenue , 2020 A-4 , Mandatory Put , 8.125% , 8/15/25 ....................... 100,000 100,957
200,999
New Hampshire 2.1%
New Hampshire Business Finance Authority , Presbyterian Homes Obligated Group ,
Revenue , 2023 A , 5.25% , 7/01/48 ..................................... 250,000 265,458
New York 4.7%
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 100,000 100,018
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 400,000 385,309
b
Oneida Indian Nation of New York , Revenue , 144A, 2024 B , 6% , 9/01/43 .......... 100,000 110,190
595,517
Ohio 3.4%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 200,000 184,121
Ohio Housing Finance Agency , Revenue , 2023 C , 8% , 8/01/34 .................
100,000 103,971
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 125,000 137,651
425,743

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania 1.8%
Berks County Industrial Development Authority , Tower Health Obligated Group ,
Revenue , 2017 , Refunding , 4% , 11/01/50 ................................ $ 115,000 $ 83,433
Berks County Municipal Authority (The) , Tower Health Obligated Group , Revenue , 2012
A , 5% , 11/01/44 ................................................... 55,000 39,902
Philadelphia Authority for Industrial Development , St. Joseph's University , Revenue ,
2022 , 5.5% , 11/01/60 ............................................... 90,000 97,600
220,935
Texas 8.8%
b
Arlington Higher Education Finance Corp. , BASIS Texas Charter Schools, Inc. ,
Revenue , 144A, 2024 , 4.875% , 6/15/59 ................................. 100,000 99,909
b
City of Anna , Woods at Lindsey Place (The) Public Improvement District Area 1 ,
Special Assessment , 144A, 2023 , 5.875% , 9/15/53 ......................... 116,000 119,156
b
City of Celina , Pravin Public Improvement District , Special Assessment , 144A, 2023 ,
6.75% , 9/01/53 ................................................... 100,000 102,271
b
City of Fate , Williamsburg Public Improvement District No. 1 Phase 3B , Special
Assessment , 144A, 2023 , 5.375% , 8/15/53 ............................... 100,000 101,106
b
City of Hutto , Emory Crossing Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2023 , 5.625% , 9/01/58 ......................... 115,000 118,018
b
City of Kyle , Southwest Kyle Public Improvement District No. 1 Improvement Area No.
2 , Special Assessment , 144A, 2023 , 6.75% , 9/01/48 ........................ 100,000 106,404
b
City of Tomball , Raburn Reserve Public Improvement District Area No. 2 , Special
Assessment , 144A, 2023 , 5.75% , 9/15/52 ............................... 112,000 114,366
b
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 91,559
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 50,000 48,938
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 85,000 85,695
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier , 2019
B , 5.5% , 12/01/54 ................................................ 85,000 85,376
Walden Pond Fresh Water Supply District , GO , 2022 , 6.25% , 9/01/47 ............
45,000 46,283
1,119,081
Washington 1.7%
Washington State Housing Finance Commission ,
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/48 ........................................................ 120,000 125,040
b
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 100,000 88,247
213,287
Wisconsin 4.1%
Public Finance Authority ,
b
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 125,000 121,015
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 345,000 298,560
Wisconsin Health & Educational Facilities Authority , PHW Menomonee Falls, Inc. ,
Revenue , 2024 , 6.125% , 10/01/59 ..................................... 100,000 103,373
522,948
U.S. Territories 11.3%
District of Columbia 2.0%
District of Columbia ,
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 140,000 142,739
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/33 .............. 100,000 114,668
257,407

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 9.3%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/41 .......................................... $ 181,382 $ 172,396
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 314,000 291,560
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
91,798 89,503
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
622,000 624,751
1,178,210
Total U.S. Territories .................................................................... 1,435,617
Total Municipal Bonds (Cost $ 11,085,078 ) ......................................
11,631,969
Total Long Term Investments (Cost $ 11,716,941 ) ................................
12,284,810
a
a a a a
a
Total Investments (Cost $ 11,716,941 ) 97.1% ....................................
$12,284,810
Other Assets, less Liabilities 2.9% .............................................
368,250
Net Assets 100.0% ...........................................................
$12,653,060
See A bbreviations on page 43 .
a
See Note 3(d) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $3,068,446, representing 24.3% of net assets.
c
The maturity date shown represents the mandatory put date.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series I
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.78 $7.83 $9.73 $8.95 $10.12
Income from investment operations
a
:
Net investment income
b
......................... 0.61 0.64 0.65 0.66 0.64
Net realized and unrealized gains (losses) ........... 0.33 (0.07) (1.85) 0.78 (1.10)
Total from investment operations .................... 0.94 0.57 (1.20) 1.44 (0.46)
Less distributions from:
Net investment income .......................... (0.61) (0.62) (0.70) (0.66) (0.71)
Tax return of capital ............................ — (—)
c
(—)
c
— —
Total distributions ............................... (0.61) (0.62) (0.70) (0.66) (0.71)
Net asset value, end of year ....................... $8.11 $7.78 $7.83 $9.73 $8.95
Total return .................................... 12.71% 7.57% (12.87)% 16.48% (4.51)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.08% 0.20% 1.27% 3.10% 3.55%
Expenses net of waiver and payments by affiliates ....... —% —%
d
—% —%
d
—%
d
Net investment income ........................... 7.81% 8.24% 7.72% 7.01% 6.98%
Supplemental data
Net assets, end of year (000’s) ..................... $373,874 $109,051 $19,910 $3,699 $3,506
Portfolio turnover rate ............................ 16.69% 27.73% 30.22% 32.50% 43.24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2024
Franklin Templeton SMACS: Series I
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks 0.5%
Banks 0.5%
Bank of America Corp. ............................................... 45,000 $ 1,833,750
Pharmaceuticals 0.0%
†
a
Endo, Inc. ......................................................... 4,647 125,469
a
Total Common Stocks (Cost $ 1,322,760 ) .......................................
1,959,219
a
b
Equity-Linked Securities 2.1%
Banks 0.6%
c
BNP Paribas Issuance BV into Bank of America Corp. , 144A, 8.5% , 2/26/25 ....... 28,800 1,048,703
c
Royal Bank of Canada into Citigroup, Inc. , 144A, 10% , 10/15/24 ................ 27,000 1,291,415
2,340,118
Hotels, Restaurants & Leisure 0.4%
c
Wells Fargo Bank NA into Starbucks Corp. , 144A, 8% , 3/04/25 ................. 17,500 1,676,810
Insurance 0.3%
c
BNP Paribas Issuance BV into MetLife, Inc. , 144A, 9% , 10/23/24 ................ 15,000 1,071,302
Metals & Mining 0.3%
c
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan, Inc. , 144A, 10% ,
5/20/25 ......................................................... 22,000 1,017,366
Pharmaceuticals 0.5%
c
BNP Paribas SA into Pfizer, Inc. , 144A, 10.5% , 7/23/25 ....................... 58,000 1,702,853
Total Equity-Linked Securities (Cost $ 7,429,450 ) ................................
7,808,449
Principal
Amount
a a a a
Corporate Bonds 89.8%
Aerospace & Defense 2.6%
Boeing Co. (The) ,
c
Senior Bond , 144A, 6.528% , 5/01/34 ................................... $ 2,000,000 2,119,538
Senior Note , 5.15% , 5/01/30 ......................................... 99,000 98,783
c
Bombardier, Inc. , Senior Note , 144A, 8.75% , 11/15/30 ........................ 1,500,000 1,637,633
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75% , 8/15/28 .............................. 1,500,000 1,544,097
Senior Secured Note , 144A, 6.875% , 12/15/30 ............................ 1,500,000 1,567,870
Senior Secured Note , 144A, 6.625% , 3/01/32 ............................. 2,500,000 2,603,050
9,570,971
Automobile Components 0.7%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% , 10/15/29 ........... 1,500,000 1,268,990
Goodyear Tire & Rubber Co. (The) , Senior Note , 5.25% , 7/15/31 ................
1,500,000 1,361,853
2,630,843
Automobiles 1.6%
Ford Motor Co. , Senior Bond , 6.1% , 8/19/32 ...............................
6,000,000 6,168,729
Banks 2.1%
Bank of America Corp. , Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 .....
1,000,000 1,002,549
Barclays plc ,
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 .................... 1,400,000 1,448,772
Senior Bond , 6.692% to 9/12/33, FRN thereafter , 9/13/34 .................... 1,500,000 1,645,055
Sub. Bond , 7.119% to 6/26/33, FRN thereafter , 6/27/34 ..................... 1,500,000 1,646,717

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
$ 350,000 $ 368,101
Fifth Third Bank NA , Senior Note , 5.852% to 10/26/24, FRN thereafter , 10/27/25 ....
250,000 249,998
Wells Fargo & Co. , Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 .....
1,500,000 1,652,982
8,014,174
Building Products 1.3%
c
AmeriTex HoldCo Intermediate LLC , Senior Secured Note , 144A, 10.25% , 10/15/28 . 2,000,000 2,130,270
c
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A, 8.75% , 8/01/28 ..... 800,000 794,532
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured Note , 144A, 6.625% ,
12/15/30 ........................................................ 2,000,000 2,050,568
4,975,370
Capital Markets 0.7%
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28, FRN thereafter , 5/19/29
500,000 517,486
Morgan Stanley ,
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .................. 1,000,000 1,116,030
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..................... 1,000,000 1,036,193
2,669,709
Chemicals 2.1%
Celanese US Holdings LLC , Senior Note , 6.55% , 11/15/30 ....................
1,000,000 1,072,888
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 ................ 2,000,000 2,142,953
c
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 .................................... 4,000,000 3,831,861
Senior Secured Note , 144A, 4.875% , 5/01/28 ............................. 1,000,000 953,925
8,001,627
Commercial Services & Supplies 1.6%
c
Allied Universal Holdco LLC , Senior Secured Note , 144A, 7.875% , 2/15/31 ........ 1,000,000 1,016,139
c
APX Group, Inc. , Senior Secured Note , 144A, 6.75% , 2/15/27 .................. 5,000,000 5,014,950
6,031,089
Communications Equipment 3.9%
c
CommScope LLC ,
Senior Note , 144A, 8.25% , 3/01/27 ..................................... 5,000,000 4,183,439
Senior Secured Note , 144A, 6% , 3/01/26 ................................ 4,000,000 3,855,000
c
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 ................ 7,000,000 6,715,030
14,753,469
Consumer Finance 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior Bond , 5.3% ,
1/19/34 ......................................................... 1,500,000 1,519,903
Ford Motor Credit Co. LLC ,
Senior Bond , 5.113% , 5/03/29 ........................................ 1,000,000 990,423
Senior Note , 7.35% , 3/06/30 ......................................... 3,000,000 3,249,745
c
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.4% , 3/26/29 ............ 750,000 781,002
6,541,073
Containers & Packaging 5.6%
c
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc ,
Senior Note , 144A, 4% , 9/01/29 ....................................... 2,500,000 2,160,926
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 ..................................... 9,000,000 5,423,672
Senior Secured Note , 144A, 4.125% , 8/15/26 ............................. 4,000,000 3,454,963
c
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ................................... 6,000,000 6,100,536

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
c
Mauser Packaging Solutions Holding Co., (continued)
Senior Secured Note , 144A, 7.875% , 4/15/27 ............................. $ 3,500,000 $ 3,623,130
20,763,227
Diversified REITs 0.2%
c
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625% , 12/01/29 ..... 750,000 730,232
Diversified Telecommunication Services 1.6%
c
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond , 144A, 5.125% , 5/01/27 6,000,000 5,885,192
Electric Utilities 3.6%
c
NRG Energy, Inc. , Senior Secured Bond , 144A, 7% , 3/15/33 ................... 3,000,000 3,302,757
Pacific Gas and Electric Co. , Senior Bond , 6.4% , 6/15/33 .....................
3,000,000 3,207,772
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............................
500,000 490,141
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 6.875% , 4/15/32 .................................... 4,000,000 4,157,372
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............................ 2,000,000 2,223,256
13,381,298
Electrical Equipment 0.2%
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........................
750,000 775,308
Energy Equipment & Services 1.2%
c
Weatherford International Ltd. , Senior Note , 144A, 8.625% , 4/30/30 .............. 4,500,000 4,674,137
Entertainment 0.6%
c
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......................... 2,000,000 2,088,929
Food Products 0.9%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co. SARL , Senior Note ,
5.75% , 4/01/33 ................................................... 800,000 819,427
c
Post Holdings, Inc. ,
Senior Bond , 144A, 5.5% , 12/15/29 .................................... 500,000 492,515
Senior Secured Note , 144A, 6.25% , 2/15/32 .............................. 2,000,000 2,053,522
3,365,464
Ground Transportation 0.2%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.95% , 10/15/33 .................... 750,000 778,621
Health Care Equipment & Supplies 2.3%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% , 10/01/28 ............ 3,000,000 3,154,396
c
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 .................................... 3,500,000 3,440,156
Senior Secured Note , 144A, 3.875% , 4/01/29 ............................. 2,000,000 1,890,746
8,485,298
Health Care Providers & Services 17.3%
c
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.125% , 4/01/30 .................................. 4,000,000 3,171,060
Senior Note , 144A, 6.875% , 4/01/28 .................................... 4,080,000 3,223,706
Senior Secured Note , 144A, 5.625% , 3/15/27 ............................. 5,000,000 4,843,360
Senior Secured Note , 144A, 8% , 12/15/27 ............................... 9,500,000 9,525,517
Senior Secured Note , 144A, 10.875% , 1/15/32 ............................ 9,000,000 9,753,939
CVS Health Corp. , Senior Bond , 5.25% , 2/21/33 ............................
50,000 50,321
c
DaVita, Inc. ,
Senior Bond , 144A, 3.75% , 2/15/31 .................................... 6,000,000 5,344,688
Senior Note , 144A, 6.875% , 9/01/32 .................................... 2,000,000 2,047,396

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...................... $ 1,000,000 $ 942,474
c
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, 5.5% , 9/01/28 ........ 3,000,000 2,214,455
Tenet Healthcare Corp. ,
Senior Note , 6.125% , 10/01/28 ........................................ 6,500,000 6,517,972
Senior Secured Note , 6.125% , 6/15/30 .................................. 6,500,000 6,606,873
Senior Secured Note , 6.75% , 5/15/31 ................................... 10,000,000 10,377,410
64,619,171
Hotels, Restaurants & Leisure 9.1%
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 8.125% , 7/01/27 .................................... 4,000,000 4,087,620
Senior Note , 144A, 4.625% , 10/15/29 ................................... 1,000,000 946,534
Senior Secured Note , 144A, 7% , 2/15/30 ................................ 1,500,000 1,554,492
c
Carnival Corp. , Senior Note , 144A, 10.5% , 6/01/30 .......................... 8,500,000 9,232,020
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ..................................... 4,000,000 3,601,993
Senior Secured Note , 144A, 4.625% , 1/15/29 ............................. 1,000,000 936,198
c
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 4/01/28 ................ 1,000,000 1,008,348
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A, 5.25% ,
5/15/27 ......................................................... 6,500,000 6,460,832
c
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ....................... 2,500,000 2,390,094
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior Note , 144A, 7.125% ,
2/15/31 ......................................................... 3,500,000 3,716,856
33,934,987
Household Durables 0.4%
Shea Homes LP / Shea Homes Funding Corp. , Senior Note , 4.75% , 4/01/29 .......
1,500,000 1,450,440
Household Products 0.4%
c
Energizer Holdings, Inc. , Senior Note , 144A, 6.5% , 12/31/27 ................... 1,500,000 1,522,086
Independent Power and Renewable Electricity Producers 3.2%
c
Calpine Corp. , Senior Note , 144A, 4.625% , 2/01/29 .......................... 6,000,000 5,727,943
c ,d
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter , Perpetual .... 6,000,000 6,209,226
11,937,169
Machinery 0.1%
c
TK Elevator US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 ......... 200,000 197,042
Media 1.8%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.5% , 6/01/29 ..................................... 300,000 253,191
Senior Secured Note , 144A, 5.125% , 8/15/27 ............................. 1,000,000 977,722
Senior Secured Note , 144A, 9% , 9/15/28 ................................ 2,000,000 2,127,786
c
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..................... 200,000 189,769
c
Univision Communications, Inc. , Senior Secured Note , 144A, 6.625% , 6/01/27 ..... 3,250,000 3,219,767
6,768,235
Metals & Mining 2.1%
c
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 ............... 750,000 715,303
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............................
1,500,000 1,642,701
c
Cleveland-Cliffs, Inc. , Senior Bond , 144A, 4.875% , 3/01/31 .................... 150,000 137,904
c
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................................... 800,000 734,685
Senior Bond , 144A, 6.125% , 4/15/32 ................................... 4,000,000 3,999,176
c
Mineral Resources Ltd. , Senior Note , 144A, 8.5% , 5/01/30 .................... 550,000 572,421
7,802,190

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 7.1%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ...................................... $ 880,000 $ 884,250
Senior Note , 144A, 8.125% , 1/15/27 .................................... 4,000,000 3,873,798
Senior Note , 144A, 9.75% , 7/15/28 ..................................... 3,000,000 2,952,124
Senior Secured Note , 144A, 9.25% , 7/15/29 .............................. 3,000,000 3,092,460
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7% , 11/15/29 ......
1,500,000 1,428,241
c
CITGO Petroleum Corp. ,
Senior Secured Note , 144A, 7% , 6/15/25 ................................ 300,000 300,742
Senior Secured Note , 144A, 6.375% , 6/15/26 ............................. 1,000,000 1,008,432
c
Civitas Resources, Inc. , Senior Note , 144A, 8.75% , 7/01/31 .................... 750,000 810,320
Energy Transfer LP , Senior Bond , 6.55% , 12/01/33 ..........................
500,000 547,133
c
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% , 4/15/30 ........ 1,000,000 995,484
Kinder Morgan, Inc. , Senior Bond , 5.2% , 6/01/33 ............................
1,500,000 1,504,281
c
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .................... 1,000,000 1,015,665
Occidental Petroleum Corp. , Senior Note , 8.875% , 7/15/30 ....................
2,500,000 2,950,460
c
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% , 6/01/28 .......... 3,000,000 3,143,976
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......................
2,000,000 2,078,244
26,585,610
Passenger Airlines 6.7%
c ,e
American Airlines Group, Inc. , Senior Secured Note , 144A, PIK, 10.75% , 2/15/26 ... 5,000,000 5,257,615
c
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 .............. 3,000,000 3,120,858
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
c
Senior Secured Note , 144A, 5.5% , 4/20/26 ............................... 2,333,333 2,323,105
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A, 4.75% , 10/20/28 . 5,500,000 5,448,517
c
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note , 144A, 9.875% ,
9/20/31 ......................................................... 3,000,000 2,966,986
c
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. , Senior
Secured Note , 144A, 6.5% , 6/20/27 .................................... 2,100,000 2,120,884
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 ............... 4,000,000 3,810,323
25,048,288
Pharmaceuticals 3.6%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 .................... 7,000,000 6,816,907
c
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 5.5% , 11/01/25 ............ 3,000,000 2,891,250
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% , 4/15/31 .......... 2,000,000 2,126,061
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 8.125% , 9/15/31 ....
1,500,000 1,718,472
13,552,690
Semiconductors & Semiconductor Equipment 0.1%
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .......................
200,000 210,567
Software 1.1%
c
Cloud Software Group, Inc. , Senior Secured Note , 144A, 6.5% , 3/31/29 ........... 2,000,000 1,972,878
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......................... 2,000,000 1,920,245
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ................................
150,000 140,791
4,033,914
Specialized REITs 0.1%
American Tower Corp. , Senior Note , 4.05% , 3/15/32 .........................
250,000 236,861
Specialty Retail 0.0%
†
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............................
60,000 61,033
Technology Hardware, Storage & Peripherals 0.0%
†
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .....................................
99,000 102,438

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.6%
c
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......................... $ 2,000,000 $ 2,152,172
Tobacco 1.0%
BAT Capital Corp. ,
Senior Bond , 7.75% , 10/19/32 ........................................ 500,000 584,154
Senior Bond , 6.421% , 8/02/33 ........................................ 2,000,000 2,169,783
Senior Note , 3.557% , 8/15/27 ......................................... 950,000 926,928
3,680,865
Trading Companies & Distributors 0.4%
c
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% , 12/15/29 ..... 1,500,000 1,535,292
Total Corporate Bonds (Cost $ 324,240,347 ) .....................................
335,715,810
Mortgage-Backed Securities 4.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.1%
FHLMC Pool, 30 Year , 5%, 5/01/53 ...................................... 1,670,102 1,659,457
FHLMC Pool, 30 Year , 5.5%, 7/01/53 ..................................... 6,206,445 6,253,399
FHLMC Pool, 30 Year , 5.5%, 11/01/53 .................................... 851,021 857,053
FHLMC Pool, 30 Year , 6%, 6/01/53 ...................................... 2,839,481 2,893,666
11,663,575
Federal National Mortgage Association (FNMA) Fixed Rate 1.8%
FNMA, 30 Year , 5%, 5/01/53 ........................................... 1,668,630 1,657,994
FNMA, 30 Year , 5%, 11/01/53 .......................................... 5,057,036 5,022,355
6,680,349
Total Mortgage-Backed Securities (Cost $ 17,966,181 ) ............................
18,343,924
Shares
Escrows and Litigation Trusts 0.0%
a ,f
Par Pharmaceutical, Inc., Escrow Account ................................. 300,000 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 350,958,738 ) ...............................
363,827,402
a
a a a a
Short Term Investments 0.6%
a
Money Market Funds 0.6%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.982% .................. 2,116,283 2,116,283
Total Money Market Funds (Cost $ 2,116,283 ) ...................................
2,116,283
Total Short Term Investments (Cost $ 2,116,283 ) .................................
2,116,283
a
Total Investments (Cost $ 353,075,021 ) 97.9% ...................................
$365,943,685
Other Assets, less Liabilities 2.1% .............................................
7,930,621
Net Assets 100.0% ...........................................................
$373,874,306

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At August 31, 2024 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
See Note  9  regarding other derivative information.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 1(e) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $271,780,301, representing 72.7% of net assets.
d
Perpetual security with no stated maturity date.
e
Income may be received in additional securities and/or cash.
f
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
g
See Note 3(d) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury Ultra Bonds ...................... Long 100 $ 13,193,750 12/19/24 $ (225,182)
Total Futures Contracts ...................................................................... $(225,182)
*As of period end.
See Abbreviations on page 43 .

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
August 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $21,090,799 $196,980,180 $11,313,175 $350,958,738
Cost - Non-controlled affiliates (Note 3 d ) ..... — 1,129,213 403,766 2,116,283
Value - Unaffiliated issuers ............... $22,648,587 $216,603,254 $11,863,550 $363,827,402
Value - Non-controlled affiliates (Note 3 d ) .... — 1,129,213 421,260 2,116,283
Cash ................................. 11,610 — 80,704 —
Receivables:
Capital shares sold ..................... — 769,403 183,667 1,421,302
Dividends and interest .................. 471,177 675,337 160,831 6,087,702
Affiliates ............................. 10,890 22,639 10,579 40,691
Deposits with brokers for:
Futures contracts ..................... — — — 550,000
Total assets ....................... 23,142,264 219,199,846 12,720,591 374,043,380
Liabilities:
Payables:
Investment securities purchased ........... 101,966 1,107,788 — —
Capital shares redeemed ................ 16,576 18,015 1,863 36,998
Transfer agent fees ..................... 399 5,774 618 9,175
Professional fees ...................... 7,822 5,982 7,873 16,536
Trustees' fees and expenses .............. 6 — 2 3
Distributions to shareholders .............. 101,444 129 53,684 296
Variation margin on futures contracts ........ — — — 103,125
Options written, at value (premiums received $ – ,
$ 27,282 , $ – and $ – , respectively) ............ — 128,000 — —
Accrued expenses and other liabilities ........ 4,547 2,574 3,491 2,941
Total liabilities ...................... 232,760 1,268,262 67,531 169,074
Net assets, at value .............. $22,909,504 $217,931,584 $12,653,060 $373,874,306
Net assets consist of:
Paid-in capital .......................... $21,438,511 $200,145,051 $12,275,719 $361,980,930
Total distributable earnings (losses) .......... 1,470,993 17,786,533 377,341 11,893,376
Net assets, at value .............. $22,909,504 $217,931,584 $12,653,060 $373,874,306
Shares outstanding ...................... 2,558,178 17,061,773 1,344,906 46,118,973
Net asset value per share
a
................. $8.96 $12.77 $9.41 $8.11
a
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the year ended August 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Investment income:
Dividends: (net of foreign taxes of $–, $130,876,
$– and $–, respectively)
Unaffiliated issuers ..................... $— $3,730,311 $— $32,400
Non-controlled affiliates (Note 3 d ) .......... — 123,246 33,584 195,879
Interest:
Unaffiliated issuers ..................... 1,008,621 354,855 580,063 18,366,115
Other income
a
.......................... — 8,603 2,402 13,260
Total investment income ................ 1,008,621 4,217,015 616,049 18,607,654
Expenses:
Transfer agent fees (Note 3 c ) ............... 2,545 29,582 1,953 46,959
Custodian fees (Note 4 ) ................... 944 — 972 —
Reports to shareholders fees ............... 2,163 2,122 1,509 2,114
Registration and filing fees ................. 21,718 33,405 22,012 46,580
Professional fees ........................ 55,115 51,337 53,185 78,344
Trustees' fees and expenses ............... 452 1,561 382 2,547
Pricing fees ............................ 7,479 7,967 12,660 5,067
Other ................................. 5,326 6,153 5,247 8,296
Total expenses ...................... 95,742 132,127 97,920 189,907
Expense reductions (Note 4 ) ............ (22) — (30) —
Expenses waived/paid by affiliates (Note 3 d
and 3 e ) ........................... (95,720) (132,127) (97,890) (189,907)
Net expenses ...................... — — — —
Net investment income ............. 1,008,621 4,217,015 616,049 18,607,654
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 113,039 3,609,672 (90,061) 553,817
Non-controlled affiliates (Note 3 d ) ........ — — (38,864) —
Written options ........................ — (110,227) — —
Foreign currency transactions ............. — (9,332) — —
Futures contracts ...................... — — — 1,695,997
Net realized gain (loss) ............... 113,039 3,490,113 (128,925) 2,249,814
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 1,841,890 18,315,733 811,623 12,998,045
Non-controlled affiliates (Note 3 d ) ........ — — 80,925 —
Translation of other assets and liabilities
denominated in foreign currencies ........ — 2,206 — —
Written options ........................ — (96,685) — —
Futures contracts ...................... — — — (539,183)
Net change in unrealized appreciation
(depreciation) ...................... 1,841,890 18,221,254 892,548 12,458,862
Net realized and unrealized gain (loss) ......... 1,954,929 21,711,367 763,623 14,708,676
Net increase (decrease) in net assets resulting from
operations ............................... $2,963,550 $25,928,382 $1,379,672 $33,316,330
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Templeton SMACS: Series CH Franklin Templeton SMACS: Series E
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,008,621 $140,568 $4,217,015 $1,119,443
Net realized gain (loss) ............ 113,039 (188,037) 3,490,113 527,589
Net change in unrealized appreciation
(depreciation) ................. 1,841,890 60,122 18,221,254 1,429,417
Net increase (decrease) in net
assets resulting from operations . 2,963,550 12,653 25,928,382 3,076,449
Distributions to shareholders ......... (999,563) (143,020) (8,954,982) (2,405,013)
Distributions to shareholders from tax
return of capital .................. — — — (13,510)
Total distributions to shareholders ..... (999,563) (143,020) (8,954,982) (2,418,523)
Capital share transactions (Note 2 ) ..... 17,047,897 1,070,558 138,966,409 48,470,400
Net increase (decrease) in net
assets ..................... 19,011,884 940,191 155,939,809 49,128,326
Net assets:
Beginning of year .................. 3,897,620 2,957,429 61,991,775 12,863,449
End of year ...................... $22,909,504 $3,897,620 $217,931,584 $61,991,775

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Templeton SMACS: Series H Franklin Templeton SMACS: Series I
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $616,049 $173,976 $18,607,654 $4,285,289
Net realized gain (loss) ............ (128,925) (54,946) 2,249,814 (1,852,936)
Net change in unrealized appreciation
(depreciation) ................. 892,548 (23,870) 12,458,862 1,597,840
Net increase (decrease) in net
assets resulting from operations . 1,379,672 95,160 33,316,330 4,030,193
Distributions to shareholders ......... (591,419) (173,185) (19,258,918) (4,306,631)
Distributions to shareholders from tax
return of capital .................. — — — (9,367)
Total distributions to shareholders ..... (591,419) (173,185) (19,258,918) (4,315,998)
Capital share transactions (Note 2 ) ..... 1,805,810 7,118,274 250,765,768 89,426,896
Net increase (decrease) in net
assets ..................... 2,594,063 7,040,249 264,823,180 89,141,091
Net assets:
Beginning of year .................. 10,058,997 3,018,748 109,051,126 19,910,035
End of year ...................... $12,653,060 $10,058,997 $373,874,306 $109,051,126

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, four of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. At August 31, 2024,
Franklin Templeton SMACS: Series CH, Franklin Templeton
SMACS: Series E and Franklin Templeton SMACS: Series H
had no futures contracts.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. At  August
31, 2024 , Franklin Templeton SMACS: Series CH, Franklin
Templeton SMACS: Series H and Franklin Templeton
SMACS: Series I had no option contracts.
See Note 9 regarding other derivative information.
e. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders for Franklin Templeton SMACS: Series CH
and Franklin Templeton SMACS: Series H, and recorded
on ex-dividend date for Franklin Templeton SMACS: Series
E and Franklin Templeton SMACS: Series I. Distributions
from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At August 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services.
Franklin Templeton SMACS:
Series CH
Franklin Templeton SMACS:
Series E
Shares Amount Shares Amount
Class A
Year ended August 31, 2024
Shares sold ................................... 2,515,268 $20,611,055 13,297,447 $158,010,193
Shares redeemed ............................... (414,471) (3,563,158) (1,599,105) (19,043,784)
Net increase (decrease) .......................... 2,100,797 $17,047,897 11,698,342 $138,966,409
Year ended August 31, 2023
Shares sold ................................... 233,719 $2,028,783 4,860,019 $55,681,889
Shares issued in reinvestment of distributions .......... 343 2,864 15,103 174,229
Shares redeemed ............................... (110,936) (961,089) (650,882) (7,385,718)
Net increase (decrease) .......................... 123,126 $1,070,558 4,224,240 $48,470,400
Franklin Templeton SMACS:
Series H
Franklin Templeton SMACS:
Series I
Shares Amount Shares Amount
Class A
Year ended August 31, 2024
Shares sold ................................... 743,279 $6,665,954 36,341,570 $283,974,624
Shares redeemed ............................... (533,815) (4,860,144) (4,247,905) (33,208,856)
Net increase (decrease) .......................... 209,464 $1,805,810 32,093,665 $250,765,768
Year ended August 31, 2023
Shares sold ................................... 800,313 $7,112,553 12,772,496 $99,507,840
Shares issued in reinvestment of distributions .......... 662 5,721 35,418 274,618
Shares redeemed ............................... — — (1,324,698) (10,355,562)
Net increase (decrease) .......................... 800,975 $7,118,274 11,483,216 $89,426,896
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
The Funds pay transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, the Funds reimburse Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended August 31, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the year ended August 31,
2024, investments in affiliated management investment companies were as follows:
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Transfer agent fees ........................ $2,545 $29,582 $1,919 $45,711 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.982% $1,232,610 $111,020,662 $(111,124,059) $— $— $1,129,213 1,129,213 $123,246
Total Affiliated Securities ... $1,232,610 $111,020,662 $(111,124,059) $— $— $1,129,213 $123,246
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $823,989 $355,454 $(800,244) $(38,864) $80,925 $421,260 17,000 $33,584
Total Affiliated Securities ... $823,989 $355,454 $(800,244) $(38,864) $80,925 $421,260 $33,584
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00% based on the average net assets of each class until December 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the year ended August 31, 2024, are reflected as other income in the Statements of Operations.
f. Other Affiliated Transactions
At August 31, 2024, Franklin Resources, Inc. owned a percentage of the Funds’ outstanding shares as follows:
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the year ended August 31, 2024, were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.982% $2,191,463 $180,976,470 $(181,051,650) $— $— $2,116,283 2,116,283 $195,879
Total Affiliated Securities ... $2,191,463 $180,976,470 $(181,051,650) $— $— $2,116,283 $195,879
Shares
Percentage of
Outstanding Shares
Franklin Templeton SMACS: Series CH
Franklin Resources, Inc. 158,482 6.2%
Franklin Templeton SMACS: Series H
Franklin Resources, Inc. 246,703 18.3%
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
H
Purchases .............................. $10,410,717 $4,455,000
Sales .................................. $5,775,000 $4,155,000
Net Realized Gains (Losses) ................. $— $—
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Expense Offset Arrangement
Franklin Templeton SMACS: Series CH and Franklin Templeton SMACS: Series H have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds'
custodian expenses. During the year ended August 31, 2024, the custodian fees were reduced as noted in the Statements of
Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2024, the capital loss carryforwards were as follows:
During the year ended August 31, 2024, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended August 31, 2024 and 2023 , was as follows:
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 792,255 $ 20,097 $ 643,984
Long term ............................. 92,656 — 176,901 —
Total capital loss carryforwards ............ $92,656 $792,255 $196,998 $643,984
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Capital loss utilized carryforwards .... $114,584 $1,780 $1,311,108
Franklin Templeton SMACS: Series
CH
Franklin Templeton SMACS: Series
E
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $15,566 $147 $8,954,982 $2,057,469
Tax exempt income ...................... 983,997 142,873 — —
Long term capital gain .................... — — — 347,544
Return of capital ......................... — — — 13,510
$999,563 $143,020 $8,954,982 $2,418,523

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
At August 31, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt income and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, derivative financial instruments and equity-linked securities.
6. Investment Transactions
Purchases and sales of investments and ETFs (excluding short term securities) for the year ended August 31, 2024, were as follows:
7. Credit Risk and Defaulted Securities
At August 31, 2024, certain or all Funds had a portion of their portfolio invested in high yield or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin Templeton SMACS: Series
H Franklin Templeton SMACS: Series I
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $18,417 $1,660 $19,258,918 $4,306,631
Tax exempt income ...................... 573,002 171,525 — —
Return of capital ......................... — — — 9,367
$591,419 $173,185 $19,258,918 $4,315,998
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
a a a a a
Cost of investments ....................... $21,088,635 $199,027,950 $11,702,864 $353,202,346
Unrealized appreciation ..................... $1,705,787 $20,908,202 $653,518 $15,009,824
Unrealized depreciation ..................... (145,835) (2,331,685) (71,572) (2,493,667)
Net unrealized appreciation (depreciation) ....... $1,559,952 $18,576,517 $581,946 $12,516,157
Distributable earnings:
Undistributed ordinary income ................ $— $— $— $21,499
Undistributed tax exempt income .............. 105,141 — 46,079 —
Total distributable earnings .................. $105,141 $— $46,079 $21,499
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Purchases .............................. $24,411,026 $262,657,272 $7,395,324 $279,603,070
Sales .................................. $7,099,552 $124,982,523 $4,726,264 $38,505,250
5. Income Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series CH held a defaulted security and/or other securities for which the income has been deemed uncollectible. At August 31, 2024, the value of this security represents less than 0.1% of the Fund's net assets. The
Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
Franklin Templeton SMACS: Series CH invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Other Derivative Information
At August 31, 2024, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation m argin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Credit risk ..................................... 59.3% 48.3% 74.2%
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Templeton SMACS: Series E
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 128,000
Total .................... $— $128,000
Franklin Templeton SMACS: Series I
Interest rate contracts .......
Variation margin on futures
contracts
— Variation margin on futures
contracts
225,182
a
Total .................... $— $225,182
7. Credit Risk and Defaulted Securities
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended August 31, 2024, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended August 31, 2024, the average month end notional amount of futures contracts and options were as follows:
See Note 1(d) regarding derivative financial instruments.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended August 31, 2024, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Templeton SMACS: Series E
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Written options $(110,227) Written options $(96,685)
Total ....................... $(110,227) $(96,685)
Franklin Templeton SMACS: Series I
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts 1,695,997 Futures contracts (539,183)
Total ....................... $1,695,997 $(539,183)
Franklin Templeton
SMACS: Series E
Franklin Templeton
SMACS: Series I
Futures contracts .......................... $ – $ 28,086,012
Options .................................. 45,115 –
9. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 231,581 $ — $ 231,581
Municipal Bonds :
California ............................. — 22,152,787 14,263 22,167,050
Florida ............................... — 106,751 — 106,751
U.S. Territories ..........................
Puerto Rico ........................... — 143,205 — 143,205
Total Investments in Securities ........... $— $22,634,324 $14,263 $22,648,587
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 2,959,783 — — 2,959,783
Air Freight & Logistics ................... 1,285,500 — — 1,285,500
Banks ............................... 6,765,480 — — 6,765,480
Beverages ........................... 7,303,750 — — 7,303,750
Biotechnology ......................... 8,540,000 — — 8,540,000
Building Products ...................... 1,457,000 — — 1,457,000
Chemicals ........................... 7,662,150 — — 7,662,150
Communications Equipment .............. 2,678,620 — — 2,678,620
Electric Utilities ........................ 5,959,000 — — 5,959,000
Health Care Equipment & Supplies ......... 4,279,709 — — 4,279,709
Health Care Providers & Services .......... 1,431,000 — — 1,431,000
Hotels, Restaurants & Leisure ............. 2,309,280 — — 2,309,280
Household Products .................... 2,573,100 — — 2,573,100
Industrial Conglomerates ................ 1,060,341 — — 1,060,341
IT Services ........................... 2,021,300 — — 2,021,300
Machinery ............................ 2,136,600 — — 2,136,600
Metals & Mining ....................... 2,439,450 2,155,591 — 4,595,041
Oil, Gas & Consumable Fuels ............. 12,245,970 — — 12,245,970
Pharmaceuticals ....................... 8,666,400 — — 8,666,400
Semiconductors & Semiconductor Equipment . 8,011,400 — — 8,011,400
Software ............................. 3,532,250 — — 3,532,250
Specialty Retail ........................ 4,016,282 — — 4,016,282
Tobacco ............................. 4,315,150 — — 4,315,150
Equity-Linked Securities ................... — 94,890,718 — 94,890,718
Convertible Preferred Stocks ................ 12,744,800 — — 12,744,800
Corporate Bonds ........................ — 3,162,630 — 3,162,630
Short Term Investments ................... 1,129,213 — — 1,129,213
Total Investments in Securities ........... $117,523,528 $100,208,939
b
$— $217,732,467
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series E (continued)
Liabilities:
Other Financial Instruments:
Options Written .......................... $128,000 $— $— $128,000
Total Other Financial Instruments ......... $128,000 $— $— $128,000
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 421,260 $ — $ — $ 421,260
Corporate Bonds ........................ — 231,581 — 231,581
Municipal Bonds ......................... — 11,631,969 — 11,631,969
Total Investments in Securities ........... $421,260 $11,863,550 $— $12,284,810
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
a
Common Stocks ......................... 1,959,219 — — 1,959,219
Equity-Linked Securities ................... — 7,808,449 — 7,808,449
Corporate Bonds ........................ — 335,715,810 — 335,715,810
Mortgage-Backed Securities ................ — 18,343,924 — 18,343,924
Escrows and Litigation Trusts ............... — — —
c
—
Short Term Investments ................... 2,116,283 — — 2,116,283
Total Investments in Securities ........... $4,075,502 $361,868,183 $— $365,943,685
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $225,182 $— $— $225,182
Total Other Financial Instruments ......... $225,182 $— $— $225,182
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $2,155,591, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GO General Obligation
PIK Payment-In-Kind
REIT Real Estate Investment Trust

Franklin Strategic Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Templeton SMACS: Series CH, Franklin
Templeton SMACS: Series E, Franklin Templeton SMACS: Series H and Franklin Templeton SMACS: Series I
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Templeton SMACS: Series CH, Franklin Templeton SMACS: Series E, Franklin Templeton SMACS: Series H and Franklin
Templeton SMACS: Series I (four of the funds constituting Franklin Strategic Series, hereafter collectively referred to as the
"Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
October 22, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2024:
Pursuant to:
Franklin Templeton
SMACS: Series CH
Franklin Templeton
SMACS: Series E
Franklin Templeton
SMACS: Series H
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) — $1,909,587 —
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) — $2,637,668 —
Exempt-Interest Dividends Distributed §852(b)(5)(A) $983,997 — $573,002
Section 163(j) Interest Dividends Earned §163(j) — $350,077 —
Pursuant to:
Franklin Templeton
SMACS: Series I
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $32,400
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $32,400
Section 163(j) Interest Dividends Earned §163(j) $18,211,892

Franklin Strategic Series

franklintempleton.com
Annual Report
FRANKLIN STRATEGIC SERIES
Franklin Templeton SMACS: Series CH
Franklin Templeton SMACS: Series E
Franklin Templeton SMACS: Series H
Franklin Templeton SMACS: Series I
(each a Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Strategic Series (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds
were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Strategic Series

franklintempleton.com
Annual Report
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2023. The Board noted that each Fund commenced operations on June 3, 2019, and thus had been in operation for less than five years. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Templeton SMACS: Series CH - The Performance Universe for the Fund included the Fund and all retail and institutional California municipal debt funds. The Board noted that the Fund’s annualized income return for the one- and three-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted
that the Fund’s annualized total return for the one- and three-year periods was below the median of its Performance Universe.
The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 5.73%. The Board concluded that the Fund’s performance was acceptable.

Franklin Strategic Series

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series E and Franklin Templeton SMACS: Series H - The Performance Universe for the Franklin
Templeton SMACS: Series E included the Fund and all retail and institutional equity income funds. The Performance Universe for the Franklin Templeton SMACS: Series H included the Fund and all retail and institutional high yield municipal debt funds.
The Board noted that the Funds’ annualized income returns for the one- and three-year periods were above the medians of their respective Performance Universes and for the Franklin Templeton SMACS: Series E was in the first quintile (best). The
Board also noted that the Funds’ annualized total returns for the one- and three-year periods were above the medians of their respective Performance Universes and for the Franklin Templeton SMACS: Series H was in the first quintile (best). The Board further noted management’s view regarding the income-related attributes of each Fund (e.g., fund investment objective) as set forth in each Fund’s registration statement and that the evaluation of each Fund’s performance relative to its peers on an income return basis was appropriate given its attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Templeton SMACS: Series I - The Performance Universe for the Fund included the Fund and all retail and institutional short high yield funds. The Board noted that the Fund’s annualized income return for the one- and three-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-year period was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the actual management fee rate (Management Rate), of each Fund in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the
Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for (i) Class A1, Class S, Class Z, Class B, Investor Class and Fund Class shares for other funds in the Franklin Templeton SMACS: Series CH Expense Group with multiple classes of shares; (ii) Investor Class, Retail Class and Class II shares for other funds in the Franklin Templeton SMACS: Series E Expense Group with multiple classes of shares; (iii) Class S, Class Z, Member Class and Investor Class shares for other funds in the Franklin Templeton SMACS:
Series H Expense Group with multiple classes of shares; and (iv) Class I, Class P, Investor Class, and Open Class and Retail
Class shares for other funds in the Franklin Templeton SMACS: Series I Expense Group with multiple classes of shares. The
Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Franklin Templeton SMACS: Series CH included the Fund and 10 other California municipal debt funds. The Expense Group for the Franklin Templeton SMACS: Series E included the Fund and 11 other equity income funds.
The Expense Group for the Franklin Templeton SMACS: Series H included the Fund and eight other high yield municipal debt funds. The Expense Group for the Franklin Templeton SMACS: Series I included the Fund, one other short high yield fund and 13 high yield funds. The Board noted that the actual total expense ratios for the Funds were below the medians and in the first quintile (least expensive) of their respective Expense Groups. The Board also noted that the Manager provides general investment management and administrative services to each Fund for a zero management fee. The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted that the

Franklin Strategic Series

franklintempleton.com
Annual Report
Manager assumes certain expenses incurred by each Fund (including acquired fund fees and expenses, but excluding certain non-routine expenses, such as those relating to litigation, indemnification, reorganizations and liquidations) so that total annual fund operating expenses do not exceed 0.00%. The Board concluded that each Fund’s zero contractual management fee is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. In connection with this review, the Board noted that because each Fund pays a zero management fee, the consideration of possible economies of scale in the future was not relevant.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

FSS3-AFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	October 31, 2024